John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF (the “Funds”)

Supplement dated January 1, 2018 to the current Statement of Additional Information (“SAI”), as may be supplemented

The following information supplements and supersedes any information to the contrary contained in the SAI.

The “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” section is revised and restated in its entirety as follows:

Placement of Redemption Orders Outside Clearing Process—Foreign Funds

Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two business days. Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent a Fund from delivering securities within the normal settlement period.

The holidays applicable to a Fund are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

For the period September 1, 2017 through December 31, 2018, the dates of regular holidays affecting the relevant securities markets in which a Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2017

AUSTRALIA
September 25	September 29	December 26

AUSTRIA
October 26	December 25
November 1	December 26
December 8

BELGIUM
November 1	December 25	December 26

DENMARK
December 25	December 26

FINLAND
December 6	December 25	December 26

FRANCE
October 31
November 1
December 25
December 26

GERMANY
October 3
October 31
December 25
December 26

HONG KONG
October 2	December 26
October 5	December 29
December 22
December 25

IRELAND
December 23	December 27
December 26	December 30

ISRAEL
September 20	October 9
September 21	October 10
October 4	October 11
October 5	October 12

The Israeli market is closed every Friday.

ITALY
November 1	December 25
December 8	December 26

JAPAN
September 18	November 3
October 9	November 23

THE NETHERLANDS
October 29	December 25	December 26

NEW ZEALAND
October 23	December 25	December 26

NORWAY
December 25	December 26

PORTUGAL
December 25	December 26

SINGAPORE
September 1	October 18	December 25

SPAIN
September 11	December 8
October 12	December 25
November 1	December 26
December 6

SWEDEN
November 3	December 25	December 26

SWITZERLAND
December 25	December 26

THE UNITED KINGDOM
December 22	December 25	December 26	December 29

2018

AUSTRALIA
January 1	April 2	June 11	October 8
January 26	April 3	August 6	November 6
March 5	April 25	August 15	December 25
March 12	May 7	September 24	December 26
March 30	June 4	October 1

AUSTRIA
January 1	May 10	October 26	December 26
March 30	May 21	November 1	December 31
April 2	May 23	December 24
May 1	August 15	December 25

BELGIUM
January 1	April 2	December 24	December 26
March 30	May 1	December 25	December 31

DENMARK
January 1	April 27	June 5	December 31
March 29	May 10	December 24
March 30	May 11	December 25
April 2	May 21	December 26

FINLAND
January 1	May 1	December 6	December 26
March 30	May 10	December 24	December 31
April 2	June 22	December 25

FRANCE
January 1	April 2	December 24	December 26
March 30	May 1	December 25	December 31

GERMANY
January 1	May 1	December 24	December 31
March 30	May 21	December 25
April 2	October 3	December 26

HONG KONG
January 1	March 30	June 18	December 24
January 27	April 2	July 2	December 25
February 15	April 5	September 25	December 26
February 16	May 1	October 1	December 31
February 19	May 22	October 17

IRELAND
January 1	May 7	August 27	December 26
March 19	May 28	October 29	December 31
March 30	June 4	December 24
April 2	August 6	December 25

ISRAEL
March 1	April 18	September 11	September 26
April 1	April 19	September 18	September 27
April 2	May 20	September 19	September 30
April 3	July 22	September 23	October 1
April 4	September 9	September 24
April 5	September 10	September 25

The Israeli Market is closed every Friday.

ITALY
January 1	May 1	December 25
March 30	August 15	December 26
April 2	December 24	December 31

JAPAN
January 1	March 21	September 17	December 31
January 2	April 30	September 24
January 3	May 3	October 8
January 8	May 4	November 23
February 12	July 16	December 24

THE NETHERLANDS
January 1	April 2	December 24	December 26
March 30	May 1	December 25	December 31

NEW ZEALAND
January 1	March 30	June 4	December 26
January 2	April 2	October 22
February 6	April 25	December 25

NORWAY
January 1	April 2	May 21	December 31
March 28	May 1	December 24
March 29	May 10	December 25
March 30	May 17	December 26

PORTUGAL
January 1	April 2	December 24	December 26
March 30	May 1	December 25	December 31

SINGAPORE
January 1	May 1	August 9	December 25
February 16	May 29	August 22
March 30	June 15	November 6

SPAIN
January 1	April 2	December 25
March 30	May 1	December 26

SWEDEN
January 1	April 2	June 6	December 25
January 5	May 1	June 22	December 26
March 29	May 9	November 2	December 31
March 30	May 10	December 24

SWITZERLAND
January 1	April 2	May 21	December 26
January 2	May 1	August 1
March 30	May 10	December 25

THE UNITED KINGDOM
January 1	May 7	December 24	December 31
March 30	May 28	December 25
April 2	August 27	December 26

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities compose the Fund. For the period September 1, 2017 through December 31, 2018, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle for a Fund as follows:

Country	Trade Date	End of Settlement Period	Number of Days in Settlement Period
Israel	10/3/2017	10/15/2017	12
	10/8/2017	10/16/2017	8
	3/28/18	4/8/18	11
	3/29/18	4/9/18	11
	9/17/18	10/2/18	15
	9/20/18	10/3/18	13

Japan	12/27/17	1/4/18	8
	12/28/17	1/5/18	8
	12/29/17	1/9/18	11
	4/27/18	5/7/18	10

Norway	3/26/2018	4/3/2018	8
	3/27/2018	4/4/2018	8

You should read this Supplement in conjunction with the SAI and retain it for future reference.